III. FINANCIAL RISK MANAGEMENT - Changes in Level 3 Assets (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
At the beginning of the year		$ 7,411	$ 54,987
Decrease	[1]	(185)	(47,467)
Currency translation adjustment and others		(177)	(109)
At the end of the year		$ 7,049	$ 7,411

[1]	For the year 2023, related to the sale of Venezuela awards. For more information see note 6.